Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of Calculation of Basic and Diluted Net Loss per Share
The following table reflects presents a reconciliation of the numerator and denominator used to compute basic and diluted net income (loss) per share for each class of common stock:

	For the Year Ended December 31, 2022		For the period from January 28, 2021 (inception) through December 31, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per common share:
Numerator:
Allocation of net income (loss)	$(1,086,757)	$(271,689)	$25,974	$20,764

Denominator:
Basic and diluted weighted average common shares outstanding	15,000,000	3,750,000	4,690,909	3,750,000
Basic and diluted net income (loss) per common share	$(0.07)	$(0.07)	$0.01	$0.01
The following table presents the calculation of basic and diluted net loss per share for the Company’s common stock (in thousands, except shares and per share amounts):

	Year Ended December 31,
	2022	2021
Numerator:
Net loss for basic and diluted earnings per common share	$(76,356)	$(46,689)
Unpaid cumulative dividends on preferred stock	(38,672)	(36,758)
Net loss allocated to common shareholders	$(115,028)	$(83,447)
Denominator:
Weighted-average shares used in calculating net loss per share, basic and diluted	2,126,346	1,959,165
Net loss per common share, basic and diluted(1)	$(54.10)	$(42.59)
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(1)In periods in which the Company reports a net loss, all stock-based compensation awards are excluded from the calculation of diluted weighted average shares outstanding because of their anti-dilutive effect on earnings (loss) per share.

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
As of December 31, 2022 and 2021, potential shares of common stock not included in the computation of loss per share because their effect would be antidilutive include the following:

	Year Ended December 31,
	2022	2021
Redeemable convertible preferred stock (if converted)	29,521,810	29,521,810
Options	3,354,591	3,848,420
RSAs	579,660	579,660
Warrants	225,223	225,223
Total	33,681,284	34,175,113